Related Party Balances and Transactions - Provision of services (Details) - Related party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Provision of services	¥ 999,300	¥ 306,528	¥ 167,180
Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Provision of services	762,681	201,063
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Provision of services	162,095	101,381	166,027
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Provision of services	68,563	3,017
VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Provision of services	5,242
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Provision of services	¥ 719	¥ 1,067	¥ 1,153